Shareholder Report, Holdings (Details) - C000014305	Apr. 30, 2025
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	3.60%
FR_808513105
Holdings [Line Items]
Percent of Total Investments	3.20%
FR_437076102
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_863667101
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_45687V106
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.30%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.70%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%